Goodwill and Other Intangible Assets - Carrying Value of Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 61,680	$ 3,874
Identified intangibles, net	2,188	1,577
Total	$ 63,868	$ 5,451